FAIR VALUE OF DERIVATIVE LIABILITY - Derivative liabilities (Details) - Recurring - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Derivative liability	$ 0
Convertible Notes Payable Related Party
Liabilities:
Derivative liability	0	$ 2,373,000
Level 1
Liabilities:
Derivative liability	0
Level 1 | Convertible Notes Payable Related Party
Liabilities:
Derivative liability	0	0
Level 2
Liabilities:
Derivative liability	0
Level 2 | Convertible Notes Payable Related Party
Liabilities:
Derivative liability	0	0
Level 3
Liabilities:
Derivative liability	0
Level 3 | Convertible Notes Payable Related Party
Liabilities:
Derivative liability	$ 0	$ 2,373,000